Issuance of Units	6 Months Ended
Jun. 30, 2017
Issuance of Units [Abstract]
ISSUANCE OF UNITS
NOTE 11: ISSUANCE OF UNITS
On July 29, 2016, Navios Midstream entered into a Continuous Offering Program Sales Agreement with S. Goldman Capital LLC. as sales agent (the “Agent”), pursuant to which Navios Midstream may issue and sell from time to time through the Agent common units representing limited partner interests having an aggregate offering price of up to $25,000.
During the quarter ended June 30, 2017, Navios Midstream issued 20,165 common units and received net proceeds of $227. Pursuant to the issuance of the common units, Navios Midstream issued 412 general partnership units to its general partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were $5. During the six month period ended June 30, 2017, Navios Midstream issued 336,011 common units and received net proceeds of $4,004. Pursuant to the issuance of the common units, Navios Midstream issued 6,858 general partnership units to its general partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were $84. As of June 30, 2017, there were outstanding: 10,011,806 common units, 9,342,692 subordinated units, 1,592,920 subordinated Series A Units and 427,499 general partnership units. As of June 30, 2017, Navios Acquisition owned a 58.97% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.